UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                               -----------------------------

Check here if Amendment [  ]; Amendment Number:
                                               -----

This Amendment (Check only one.):               [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Eos Management, L.P.
           -------------------------------------------
Address:   320 Park Avenue
           -------------------------------------------
           New York, New York 10022
           -------------------------------------------



Form 13F File Number: 028-14943
                      -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven M. Friedman
        -------------------------------------------
Title:  Managing Member
        -------------------------------------------
Phone:  (212) 832-5800
        -------------------------------------------

Signature,  Place,  and  Date  of  Signing:

  /s/ Steven M. Friedman             New York, New York       November 14, 2012
---------------------------------  ------------------------   -----------------
     [Signature]                      [City, State]               [Date]

The 13F reports relating to the securities holdings of Eos Management and its affiliated funds prior to January 1, 2012 can be found under the name "Eos Partners, L.P.", 13F File Number 28-04019.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              78

Form 13F Information Table Value Total:  $      163,786
                                         --------------
                                         (In Thousands)


List of Other Included Managers:  NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ABBOTT LABS                  COM            002824100      686    10,000 SH       SOLE                   10,000      0    0
ADDUS HOMECARE CORP          COM            006739106   21,523 4,023,000 SH       SOLE                4,023,000      0    0
AMC NETWORKS INC             CL A           00164V103      979    22,500 SH       SOLE                   22,500      0    0
AMERICAN INTL GROUP INC      COM NEW        026874784    1,312    40,000 SH       SOLE                   40,000      0    0
ANADARKO PETE CORP           COM            032511107      524     7,500 SH       SOLE                    7,500      0    0
ARBITRON INC                 COM            03875Q108    1,090    28,765 SH       SOLE                   28,765      0    0
ARCH COAL INC                COM            039380100      380    60,000 SH       SOLE                   60,000      0    0
BERKSHIRE HATHAWAY INC DEL   CL B NEW       084670702    2,933    33,250 SH       SOLE                   33,250      0    0
CABLEVISION SYS CORP         CL A NY CABLVS 12686C109      646    40,787 SH       SOLE                   40,787      0    0
CAMPBELL SOUP CO             COM            134429109      650    18,668 SH       SOLE                   18,668      0    0
CARDINAL HEALTH INC          COM            14149Y108      390    10,000 SH       SOLE                   10,000      0    0
CHARTER COMMUNICATIONS INC D CL A NEW       16117M305    3,522    46,922 SH       SOLE                   46,922      0    0
CHEVRON CORP NEW             COM            166764100    1,228    10,537 SH       SOLE                   10,537      0    0
CINTAS CORP                  COM            172908105      829    20,000 SH       SOLE                   20,000      0    0
CITIGROUP INC                COM NEW        172967424      910    27,800 SH       SOLE                   27,800      0    0
COMCAST CORP NEW             CL A SPL       20030N200    1,411    40,530 SH       SOLE                   40,530      0    0
CONAGRA FOODS INC            COM            205887102      627    22,713 SH       SOLE                   22,713      0    0
CONOCOPHILLIPS               COM            20825C104      476     8,318 SH       SOLE                    8,318      0    0
D R HORTON INC               COM            23331A109      722    35,000 SH       SOLE                   35,000      0    0
DU PONT E I DE NEMOURS & CO  COM            263534109      645    12,834 SH       SOLE                   12,834      0    0
EMERSON ELEC CO              COM            291011104      609    12,624 SH       SOLE                   12,624      0    0
EXPRESS SCRIPTS HLDG CO      COM            30219G108    1,879    30,000 SH       SOLE                   30,000      0    0
EXXON MOBIL CORP             COM            30231G102    2,040    22,309 SH       SOLE                   22,309      0    0
FRANKLIN RES INC             COM            354613101    2,126    17,000 SH       SOLE                   17,000      0    0
GANNETT INC                  COM            364730101    1,154    65,000 SH       SOLE                   65,000      0    0
GENERAL ELECTRIC CO          COM            369604103    1,873    82,493 SH       SOLE                   82,493      0    0
GENUINE PARTS CO             COM            372460105      596     9,760 SH       SOLE                    9,760      0    0
GENWORTH FINL INC            COM CL A       37247D106      434    83,000 SH       SOLE                   83,000      0    0
GILDAN ACTIVEWEAR INC        COM            375916103      634    20,000 SH       SOLE                   20,000      0    0
GLOBE SPECIALTY METALS INC   COM            37954N206      533    35,000 SH       SOLE                   35,000      0    0
GOLDMAN SACHS GROUP INC      COM            38141G104    1,194    10,500 SH       SOLE                   10,500      0    0
GOOGLE INC                   CL A           38259P508      981     1,300 SH       SOLE                    1,300      0    0
HAYNES INTERNATIONAL INC     COM NEW        420877201      799    15,323 SH       SOLE                   15,323      0    0
HCA HOLDINGS INC             COM            40412C101    1,531    50,000 SH       SOLE                   50,000      0    0
HOME DEPOT INC               COM            437076102      841    13,928 SH       SOLE                   13,928      0    0
J & J SNACK FOODS CORP       COM            466032109      838    14,609 SH       SOLE                   14,609      0    0
JACOBS ENGR GROUP INC DEL    COM            469814107    1,914    47,336 SH       SOLE                   47,336      0    0
JOHNSON & JOHNSON            COM            478160104    2,049    29,736 SH       SOLE                   29,736      0    0
JPMORGAN CHASE & CO          COM            46625H100    1,052    26,000 SH       SOLE                   26,000      0    0
KOHLS CORP                   COM            500255104      660    12,887 SH       SOLE                   12,887      0    0
KRISPY KREME DOUGHNUTS INC   COM            501014104      238    30,000 SH       SOLE                   30,000      0    0
MACQUARIE INFRASTR CO LLC    MEMBERSHIP INT 55608B105    2,889    69,636 SH       SOLE                   69,636      0    0
MAIDEN HOLDINGS LTD          SHS            G5753U112      994   111,861 SH       SOLE                  111,861      0    0
MBIA INC                     COM            55262C100      608    60,000 SH       SOLE                   60,000      0    0
MERCK & CO INC NEW           COM            58933Y105      701    15,554 SH       SOLE                   15,554      0    0
METALS USA HLDGS CORP        COM            59132A104      669    50,000 SH       SOLE                   50,000      0    0
MICROSOFT CORP               COM            594918104      643    21,620 SH       SOLE                   21,620      0    0
MORGAN STANLEY               COM NEW        617446448      586    35,000 SH       SOLE                   35,000      0    0
MSC INDL DIRECT INC          CL A           553530106      425     6,300 SH       SOLE                    6,300      0    0
MUELLER WTR PRODS INC        COM SER A      624758108      392    80,000 SH       SOLE                   80,000      0    0
NEW YORK TIMES CO            CL A           650111107      488    50,000 SH       SOLE                   50,000      0    0
NUCOR CORP                   COM            670346105    1,339    35,000 SH       SOLE                   35,000      0    0
OLYMPIC STEEL INC            COM            68162K106      958    56,731 SH       SOLE                   56,731      0    0
OWENS CORNING NEW            COM            690742101    1,004    30,000 SH       SOLE                   30,000      0    0
PARTNERRE LTD                COM            G6852T105      520     7,000 SH       SOLE                    7,000      0    0
PFIZER INC                   COM            717081103    1,118    45,000 SH       SOLE                   45,000      0    0
PLAINS EXPL& PRODTN CO       COM            726505100      513    13,700 SH       SOLE                   13,700      0    0
PLATINUM UNDERWRITER HLDGS L COM            G7127P100      817    20,000 SH       SOLE                   20,000      0    0
QUANEX BUILDING PRODUCTS COR COM            747619104      188    10,000 SH       SOLE                   10,000      0    0
RELIANCE STEEL & ALUMINUM CO COM            759509102      743    14,200 SH       SOLE                   14,200      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ROADRUNNER TRNSN SVCS HLDG I COM            76973Q105   54,257 3,353,361 SH       SOLE                3,353,361      0    0
RTI INTL METALS INC          COM            74973W107      359    15,000 SH       SOLE                   15,000      0    0
SEALED AIR CORP NEW          COM            81211K100      525    33,970 SH       SOLE                   33,970      0    0
SIX FLAGS ENTMT CORP NEW     COM            83001A102    3,528    60,000 SH       SOLE                   60,000      0    0
SLM CORP                     COM            78442P106      157    10,000 SH       SOLE                   10,000      0    0
SPDR S&P 500 ETF TR          TR UNIT        78462F103   12,950    89,950 SH       SOLE                   89,950      0    0
SUNTRUST BKS INC             COM            867914103      575    20,350 SH       SOLE                   20,350      0    0
TEXAS INDS INC               COM            882491103    1,118    27,500 SH       SOLE                   27,500      0    0
TIME WARNER CABLE INC        COM            88732J207      881     9,267 SH       SOLE                    9,267      0    0
TITANIUM METALS CORP         COM NEW        888339207      706    55,000 SH       SOLE                   55,000      0    0
U S G CORP                   COM NEW        903293405      659    30,000 SH       SOLE                   30,000      0    0
UNIFIRST CORP MASS           COM            904708104    1,490    22,314 SH       SOLE                   22,314      0    0
UNITED TECHNOLOGIES CORP     COM            913017109      639     8,158 SH       SOLE                    8,158      0    0
VODAFONE GROUP PLC NEW       SPONS ADR NEW  92857W209      622    21,825 SH       SOLE                   21,825      0    0
WALGREEN CO                  COM            931422109    1,577    43,286 SH       SOLE                   43,286      0    0
WELLS FARGO & CO NEW         COM            949746101    1,209    35,000 SH       SOLE                   35,000      0    0
WYNN RESORTS LTD             COM            983134107    1,083    10,000 SH       SOLE                   10,000      0    0
XPO LOGISTICS INC            COM            983793100      398    32,500 SH       SOLE                   32,500      0    0